Basis Of Preparation_Basis Of Preparation Of Financial Statements(Details)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The Group is operating in numerous countries and the income generated from these operations is subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain. If certain portion of the taxable income is not used for investments, wages, etc. in accordance with the Korean regulation called 'Special Taxation for Facilitation of Investment and Mutually-beneficial Cooperation', the Group is liable to pay additional income tax calculated based on the tax laws. Therefore, the effect of recirculation of corporate income should be reflected in current and deferred income tax. As the Group's income tax is dependent on the actual investments, wages, etc. per each year, there are uncertainties with regard to measuring the final tax effects during the period when the tax law is applied.
Fair Value Of Financial Instruments
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors and assumptions in fair value determination and other risks. As described in the significant accounting policies in Note 3.3, 'Recognition and Measurement of Financial Instruments', diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
Allowances and provisions for credit losses
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Liabilities With Significant Risk Of Material Adjustments Within Next Financial Year	The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the Group recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower for individually assessed loans, and upon assumptions and methodology used for collectively assessed groups of loans, acceptances and guarantees and unused loan commitments.
Net defined benefit liabilities
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Liabilities With Significant Risk Of Material Adjustments Within Next Financial Year	The present value of the net defined benefit liability is affected by changes in the various factors determined by the actuarial method.
Goodwill
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The recoverable amounts of cash-generating units are determined based on value-in-use calculations to test whether impairment of goodwill has occurred.
Estimated claims for Incurred But Not Reported ("IBNR")
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Liabilities With Significant Risk Of Material Adjustments Within Next Financial Year	An amount of IBNR is the total sum of estimated insurance claims that shall be paid for accidents that occurred but have not been reported to the Group and the estimated amount of insurance proceeds that shall be additionally paid upon resumption of payment claims. The Group calculates IBNR by applying statistical methods in risk units designated in Detailed Regulations on Supervision of Insurance Business, and records IBNR in reserve for outstanding claims of insurance liability. IBNR based on statistical methods requires significant accounting estimates in determining appropriate model applied by accident year (PLDM, ILDM, BFM, and others) and development parameters.
Assessment of expected credit losses of financial instruments related to COVID-19
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The proliferation of COVID-19 in 2020 negatively affected the global economy, despite of various forms of government support policy. Accordingly, the Group was provided with various economic forecasting scenarios from KB Research, assuming macroeconomic changes due to the level of COVID-19 pandemic. The Group reviewed the possibilities of each scenario comprehensively, updated the forward-looking information, and reflected its effect on expected credit losses through the statistical method. In order to reflect additional credit risk for financial assets whose industries are highly affected by COVID-19, the Group measured expected credit losses using a conservative scenario comparing to the forecasted forward-looking information and proactively responded to the credit risk to be increased in the future by expanding the scope of loans subject to lifetime expected credit losses (non-impaired) and expanding the scope of loans subject to individual assessment. The Group will continue to monitor the impact of COVID-19 on the expected credit losses by comprehensively considering the duration of the impact on the entire economy and the government's policies.